                                 SEMIANNUAL REPORT
                                 SEPTEMBER 30, 2002

PRUDENTIAL
REAL ESTATE SECURITIES FUND
                                 FUND TYPE
                                 Stock

                                 OBJECTIVE
                                 High current income and long-term growth of capital

                                 This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                                 The views expressed in this report and
                                 information about the Fund's portfolio
                                 holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial is a service mark of
The Prudential Insurance Company of America,
Newark, NJ, and its affiliates.                        (LOGO)

Prudential Real Estate Securities Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Real Estate Securities Fund (the
Fund) provides an opportunity for high current income and long-term growth of capital by investing primarily in equity-related securities of real estate companies. We use a value-oriented investment style: we seek companies that have the potential for high risk-adjusted return on investment capital. Investing in real estate poses certain risks related to economic conditions, as well as risks related to an individual property, credit risk, and interest-rate fluctuations. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition
Expressed as a percentage of
net assets as of 9/30/02
  25.1%  Multi-Family
  18.2   Regional Malls
  13.0   Shopping Centers
  12.8   Office Property
   8.3   Warehouse/Industrial
   7.2   Diversified
   6.0   Mixed Office/Industrial
   4.0   Hotels
   3.2   Diversified Financials
   2.2   Cash & Equivalents

Ten Largest Holdings
Expressed as a percentage of
net assets as of 9/30/02

6.6%  General Growth Properties, Inc.
      Regional Malls

6.2   Kimco Realty Corp.
      Shopping Centers

6.0   Simon Property Group, Inc.
      Regional Malls

5.9   Liberty Property Trust
      Mixed Office/Industrial

5.6   Rouse Co.
      Regional Malls

5.2   Public Storage, Inc.
      Warehouse/Industrial

5.1   Avalonbay Communities, Inc.
      Multi-Family

5.0   Apartment Investment
      & Management Co. (Class "A" Stock)
      Multi-Family

4.6   Arden Realty, Inc.
      Office Property

4.5   Reckson Associates Realty Corp.
      Office Property

Holdings are subject to change.

        www.prudential.com  (800) 225-1852

Semiannual Report  September 30, 2002

Cumulative Total Returns1                                     As of 9/30/02
                                 Six Months    One Year    Since Inception2
Class A                            -0.33%       12.19%          12.04%
Class B                            -0.70        11.37            8.41
Class C                            -0.70        11.37            8.41
Class Z                            -0.21        12.46           13.33
S&P 500 Index3                    -28.34       -20.47          -22.17
Wilshire REIT Index4               -4.90         8.11           28.21
Lipper Real Estate Funds Avg.5     -4.48         7.92           18.08

Average Annual Total Returns1                                  As of 9/30/02

                                               One Year    Since Inception2
Class A                                          6.58%           1.43%
Class B                                          6.37            1.64
Class C                                          9.27            1.62
Class Z                                         12.46            2.88

Past performance is not indicative of future results. Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. 1Source: Prudential Investments
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. Without the distribution and service (12b-1) fee waiver for Class A shares, the returns would have been lower. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%,
1%, and 1% for the first six years
respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares. 2Inception date: Class A, B, C, and Z, 5/5/98. 3The Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S.
companies. It gives a broad look at how stock prices have performed. 4The Wilshire REIT Index is a market capitalization-weighted index comprising the securities of publicly traded
REITs and real estate operating companies. 5The
Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, and since inception periods in the Lipper Real Estate
Funds category. Funds in the Lipper Real Estate
Funds Average invest at least 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry. The returns for the S&P 500 Index, Wilshire REIT Index, and the Lipper Average would be lower if they included the effect of sales charges, operating expenses, or taxes.

(LOGO)                                November 15, 2002

DEAR SHAREHOLDER,
The six-month period ended September 30, 2002 was terrible for most equity investors. Both large-cap stocks, as measured by the Standard &
Poor's Composite Stock Price Index (S&P 500
Index), and small caps, as measured by the Russell 2000 Index, fell by about 28%. In contrast, real estate securities were less volatile and declined substantially less over this period, only 4.9% as measured by the Wilshire
REIT Index (the Wilshire). We believe that the troubled markets led many equity investors to seek the relative stability of real estate securities.

The Lipper Real Estate Funds Average, representing the Fund's peers, performed in line with the Wilshire.
The Prudential Real Estate Securities Fund outperformed both its benchmark and its peers by a considerable margin by focusing on regional malls and underweighting the office and multifamily sectors that make up a large part of the benchmark. In the following report, the Fund's advisers discuss how their strategy affected the Fund's performance over this reporting period.

The past two and a half years have been
challenging for equity investors.
We encourage you to talk with your financial professional about the impact of recent events on your investment plan. We appreciate your continued confidence in Prudential mutual funds through these trying times.

Sincerely,

David R. Odenath, Jr., President
Prudential Real Estate Securities Fund

Prudential Real Estate Securities Fund

Semiannual Report  September 30, 2002

INVESTMENT ADVISER'S REPORT

RETAIL SPACE BENEFITED FROM CONSUMER SPENDING
Real estate investment is generally secured by marketable and tangible property, so it has traditionally been a haven for investors in troubled times. Certainly this reporting period was among the worst of times for investors, with every sector of the broad stock market and the major indexes falling. In comparison, the decline of the real estate market (as measured by the Wilshire) was minor, and the Fund's essentially flat return over the period substantially outperformed even that benchmark.

The strongest-performing real estate subsectors were the retail and warehouse segments, while the multifamily, lodging, and office sectors were the poorer performers. Only the lodging sector, which was exposed to the sharp downturn in business travel, declined on a scale comparable to the broad stock market indexes.

The healthy parts of the economy were those supported by the sustained level of consumer spending. Demand for retail space in malls and shopping centers pushed share prices in both sectors to strong positive returns. We had a focus on malls, including 3 of our 10 largest holdings at both the beginning and end of the reporting period--General Growth Properties,
Simon Property Group, and Rouse (see Comments on Largest Holdings for all three). They all had good returns, the first two well into double digits.

Unfortunately, we underweighted shopping
centers, and our largest holding in the sector,
Kimco Realty, had a negative return. Our
holdings in the sector together made a positive
contribution to return, but we would have
performed better if we had greater exposure to
the positive-performing sector and if our
security selection in the sector had been
better.
                                        3

Prudential Real Estate Securities Fund

Semiannual Report  September 30, 2002

The Fund's comparative return also suffered from our underweight in warehouses, but our holdings--AMB Property and ProLogis--were the strongest performers in the Wilshire warehouse sector.

The Fund also benefited from positions in two companies, Anworth Mortgage Asset and Apex
Mortgage Capital, that invest primarily in mortgage securities, not directly in properties. The shares of both appreciated substantially over the reporting period and we took our profits before period end.

Of the poorly performing sectors, the Fund's comparative performance benefited from an underweight in the office sector, and particularly from having a very limited exposure to the giant of the sector, Equity Office Properties Trust.
Office building owners continue to face tenant bankruptcies and corporate staffing reductions as businesses have delayed hiring and expansion plans, and vacancies reached the highest levels of the last 10 years. Our stock selection in the sector enhanced its contribution to our relative performance. However, we had a sizable position in Arden Realty Group, and it had a below-average return.

Despite signs of market stabilization earlier in the year, the multifamily sector has suffered recently from overbuilding that cut into the expected earnings of companies in the sector.
Occupancy levels are falling. Employment growth, which improves the affordability of apartments, failed to revive in any measurable way. We underweighted the sector, on average, over the period, particularly
Equity Residential, which is a large component of the Wilshire. Our underweight added slightly to the Fund's relative performance; nonetheless, our multifamily holdings detracted from absolute return.

The expected improvement in business travel did not occur because the business community remains very cost conscious. As a result, earnings estimates and share prices for lodging companies have been falling.
We had underweighted some of the poorest performers, including the large capital-
       www.prudential.com  (800) 225-1852

ization company Host Marriott, reducing the negative impact of the sector on the Fund's return.

Public Storage is a large-cap stock and a significant component of the Wilshire. It was our only holding in the self-storage sector.
The company's stock fell as it announced reduced earnings expectations. Our position detracted from both absolute return and comparative performance.

LOOKING AHEAD
The operating environment for most real estate sectors remains difficult. We believe that the chance of a "double dip" recession has increased, and a recovery in employment growth does not seem imminent. Nonetheless, real estate securities continue to benefit from the move to investments that provide income and that are secured by hard assets.

Continued stress in financial markets caused us to lower growth expectations for the U.S.
economy during the summer. The associated decline in business confidence will delay recoveries in jobs and capital spending, which will hurt property markets. Our investment strategy remains focused on companies that have strong balance sheets and solid cash flow to cover their dividends.

Prudential Real Estate Securities Fund Management Team

Prudential Real Estate Securities Fund

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 9/30/02
------------------------------------------------------------
6.6%  General Growth Properties, Inc./Regional Malls
      General Growth Properties is the second-largest owner/operator of malls in the United States.
      It owns or operates nearly 170 shopping malls, with over 145 million square feet of retail space housing 15,000 retail tenants.
      It continues to grow through development, expansion, and acquisition. As one of the two largest mall owners in the United States, it is well-positioned to benefit from continued consolidation in the industry.

6.2%  Kimco Realty Corp./Shopping Centers
      Kimco Realty owns and operates neighborhood and community shopping centers. The company has interests in more than 550 properties in 41 states.
      Discount department stores or supermarkets usually serve as anchors for Kimco's retail shopping centers.
      It has a long track record and success in pursuing investments that have a high return on equity.

6.0%  Simon Property Group, Inc./Regional Malls
      Simon Property Group is the largest shopping mall owner in the United States and one of the largest publicly traded real estate companies in the country. It owns, develops, and manages more than 250 properties, mainly shopping malls and community shopping centers. Its properties include The Fashion Center in Washington D.C.;
      The Forum Shops at Caesars in Las Vegas; and the largest shopping mall in the country, the Mall of America in Minnesota. It is well-positioned to benefit from continued consolidation in the industry.

5.9%  Liberty Property Trust/Mixed Office/Industrial
      Liberty Property Trust owns and leases suburban industrial properties and office buildings. The trust provides leasing and property management services to the approximately 425 industrial and 230 office properties in its portfolio. It is developing nearly 40 projects and owns 1,100 acres appropriate for commercial development.
      It has a good track record of creating value over the long term.

5.6%  Rouse Co./Regional Malls
      Rouse Company is one of the largest owners of commercial real estate in the United States with approximately 50 shopping centers and 150 office, mixed-use, and industrial properties.
      It specializes in upscale shopping malls and shopping destinations such as Boston's Faneuil
      Hall Marketplace, Baltimore's The Gallery at
      Harborplace, and New York's South Street
      Seaport. Rouse also operates non-REIT
      subsidiaries that allow it to perform functions that REITs legally cannot. Its shares are attractively priced.

Holdings are subject to change.

                                 SEMIANNUAL REPORT
                                 SEPTEMBER 30, 2002

PRUDENTIAL
REAL ESTATE SECURITIES FUND
----------------------------------------------------------

                                 FINANCIAL STATEMENTS

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of September 30, 2002 (Unaudited)

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  97.8%
Common Stocks
-------------------------------------------------------------------------------------
Diversified  7.2%
      17,800   Alexander's, Inc.(b)                                   $    1,085,800
      60,700   Catellus Development Corp.(b)                               1,119,915
      50,000   Newcastle Investment Holdings Corp.(a)                        965,000
                                                                      --------------
                                                                           3,170,715
-------------------------------------------------------------------------------------
Diversified Financials  3.2%
      96,300   MFA Mortgage Investments, Inc.                                780,030
      29,700   RAIT Investment Trust                                         611,820
                                                                      --------------
                                                                           1,391,850
-------------------------------------------------------------------------------------
Hotels  4.0%
     129,100   Host Marriott Corp.(b)                                      1,198,048
     134,452   Interstate Hotels & Resorts, Inc.(b)                          570,076
                                                                      --------------
                                                                           1,768,124
-------------------------------------------------------------------------------------
Mixed Office/Industrial  6.0%
      84,200   Liberty Property Trust                                      2,610,200
-------------------------------------------------------------------------------------
Multi-Family  25.1%
      56,100   Apartment Investment & Management Co. (Class 'A'
                Stock)                                                     2,179,485
      68,900   Archstone-Smith Trust                                       1,645,332
      53,100   Avalonbay Communities, Inc.                                 2,219,580
      52,200   Camden Property Trust                                       1,730,430
      72,100   Equity Residential                                          1,726,074
      15,900   Post Properties, Inc.                                         413,082
      30,200   Sun Communities, Inc.                                       1,108,340
                                                                      --------------
                                                                          11,022,323
-------------------------------------------------------------------------------------
Office Property  12.8%
      84,800   Arden Realty, Inc.                                          2,005,520
      44,100   Boston Properties, Inc.                                     1,640,520
      86,700   Reckson Associates Realty Corp.                             1,974,159
                                                                      --------------
                                                                           5,620,199

    8                                      See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of September 30, 2002 (Unaudited)
Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Regional Malls  18.2%
      55,900   General Growth Properties, Inc.                        $    2,878,850
      77,500   Rouse Co.                                                   2,476,125
      73,500   Simon Property Group, Inc.                                  2,626,155
                                                                      --------------
                                                                           7,981,130
-------------------------------------------------------------------------------------
Shopping Centers  13.0%
      35,800   Chelsea Property Group, Inc.                                1,208,250
      87,500   Kimco Realty Corp.                                          2,721,250
      21,900   Regency Centers Corp.                                         678,900
      80,720   RioCan Real Estate Investment Trust                           656,456
      19,700   Saul Centers, Inc.                                            457,434
                                                                      --------------
                                                                           5,722,290
-------------------------------------------------------------------------------------
Warehouse/Industrial  8.3%
      54,700   ProLogis Trust                                              1,362,577
      71,900   Public Storage, Inc.                                        2,293,610
                                                                      --------------
                                                                           3,656,187
                                                                      --------------
               Total long-term investments (cost $42,645,727)             42,943,018
                                                                      --------------
SHORT-TERM INVESTMENT  5.2%
Principal
Amount
(000)
------------------------------------------------------------------------------------
Repurchase Agreement
$      2,262   State Street Bank & Trust Co. Repurchase Agreement,
                dated 9/30/02, 0.50%, due 10/1/02(c)
                (cost $2,262,000)                                          2,262,000
                                                                      --------------
               Total Investments  103.0%
                (cost $44,907,727; Note 5)                                45,205,018
               Liabilities in excess of other assets  (3.0%)              (1,311,808)
                                                                      --------------
               Net Assets  100%                                       $   43,893,210
                                                                      --------------
                                                                      --------------

------------------------------
(a) Fair-valued security--value is determined by the Valuation Committee or Board of Trustees in consultation with the investment adviser.
(b) Non-income producing security.
(c) Repurchase price of $2,262,031. Collateralized by $1,595,000 U.S. Treasury Bonds with a rate of 8.00%, maturity date of 11/15/21, and aggregate market value, including accrued interest, of $2,314,245.
    See Notes to Financial Statements                                      9

       Prudential Real Estate Securities Fund
             Statement of Assets and Liabilities (Unaudited)

                                                                September 30, 2002
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $44,907,727)                           $ 45,205,018
Foreign currency, at value (cost $19,583)                                19,539
Cash                                                                      1,426
Dividends and interest receivable                                       301,208
Receivable for investments sold                                         241,385
Receivable for Fund shares sold                                          84,331
Deferred organization expenses and other assets                          14,489
                                                                ------------------
      Total assets                                                   45,867,396
                                                                ------------------
LIABILITIES
Payable for investments purchased                                     1,509,976
Accrued expenses                                                        224,826
Payable for Fund shares reacquired                                      182,576
Distribution fee payable                                                 28,391
Management fee payable                                                   27,711
Foreign withholding tax payable                                             706
                                                                ------------------
      Total liabilities                                               1,974,186
                                                                ------------------
NET ASSETS                                                         $ 43,893,210
                                                                ------------------
                                                                ------------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      4,500
   Paid-in capital in excess of par                                  68,481,891
                                                                ------------------
                                                                     68,486,391
   Undistributed net investment income                                  386,536
   Accumulated net realized loss on investments                     (25,276,940)
   Net unrealized appreciation on investments                           297,223
                                                                ------------------
Net assets, September 30, 2002                                     $ 43,893,210
                                                                ------------------
                                                                ------------------

    10                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                September 30, 2002
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($11,188,212 / 1,145,206 shares of beneficial interest
      issued and outstanding)                                             $9.77
   Maximum sales charge (5% of offering price)                              .51
                                                                ------------------
   Maximum offering price to public                                      $10.28
                                                                ------------------
                                                                ------------------
Class B:
   Net asset value, offering price and redemption price per
      share ($26,908,347 / 2,760,355 shares of beneficial
      interest issued and outstanding)                                    $9.75
                                                                ------------------
                                                                ------------------
Class C:
   Net asset value and redemption price per share
      ($3,957,583 / 405,987 shares of beneficial interest
      issued and outstanding)                                             $9.75
   Sales charge (1% of offering price)                                      .10
                                                                ------------------
   Offering price to public                                               $9.85
                                                                ------------------
                                                                ------------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,839,068 / 188,028 shares of beneficial
      interest issued and outstanding)                                    $9.78
                                                                ------------------
                                                                ------------------

    See Notes to Financial Statements                                     11

       Prudential Real Estate Securities Fund
             Statement of Operations (Unaudited)

                                                                    Six Months
                                                                      Ended
                                                                September 30, 2002
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends (net of foreign withholding taxes of $6,045)          $  1,205,437
   Interest                                                               3,503
                                                                ------------------
      Total income                                                    1,208,940
                                                                ------------------
Expenses
   Management fee                                                       171,779
   Distribution fee--Class A                                             14,566
   Distribution fee--Class B                                            142,623
   Distribution fee--Class C                                             20,537
   Custodian's fees and expenses                                         51,000
   Reports to shareholders                                               38,000
   Transfer agent's fees and expenses                                    37,000
   Registration fees                                                     21,000
   Legal fees and expenses                                               20,000
   Audit fee                                                             14,000
   Amortization of organizational expense                                10,938
   Trustees' fees                                                         5,000
   Miscellaneous                                                          1,235
                                                                ------------------
      Total expenses                                                    547,678
                                                                ------------------
Net investment income                                                   661,262
                                                                ------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                            3,227,157
   Foreign currency transactions                                         (3,648)
                                                                ------------------
                                                                      3,223,509
                                                                ------------------
Net change in unrealized appreciation on:
   Investments                                                       (4,267,825)
   Foreign currencies                                                       (68)
                                                                ------------------
                                                                     (4,267,893)
                                                                ------------------
Net loss on investments                                              (1,044,384)
                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $   (383,122)
                                                                ------------------
                                                                ------------------

    12                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months             Year
                                                     Ended               Ended
                                               September 30, 2002    March 31, 2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $    661,262        $  1,326,936
   Net realized gain on investments                  3,223,509           6,944,530
   Net change in unrealized appreciation on
      investments                                   (4,267,893)           (641,144)
                                               ------------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                       (383,122)          7,630,322
                                               ------------------    --------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                         (202,211)           (474,118)
      Class B                                         (383,671)           (856,458)
      Class C                                          (54,058)           (135,407)
      Class Z                                          (24,096)            (39,481)
                                               ------------------    --------------
                                                      (664,036)         (1,505,464)
                                               ------------------    --------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                    10,938,518           5,875,279
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    558,417           1,227,628
   Cost of shares reacquired                       (11,434,768)        (17,365,832)
                                               ------------------    --------------
   Net increase (decrease) in net assets
      from Fund share transactions                      62,167         (10,262,925)
                                               ------------------    --------------
Total decrease                                        (984,991)         (4,138,067)
NET ASSETS
Beginning of period                                 44,878,201          49,016,268
                                               ------------------    --------------
End of period(a)                                  $ 43,893,210        $ 44,878,201
                                               ------------------    --------------
                                               ------------------    --------------
------------------------------
(a) Includes undistributed net investment
    income of:                                    $    386,536        $    389,310
                                               ------------------    --------------

    See Notes to Financial Statements                                     13

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited)

      Prudential Real Estate Securities Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a nondiversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund issued 2,500 shares of beneficial interest each of Class A, Class B, Class C and Class Z on February 18, 1998 to Prudential Investments LLC ('PI'). Investment operations commenced on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange and Nasdaq
National Market securities are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter), are valued by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Trustees in consultation with the manager and subadviser. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes
    14

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

premiums and accretes discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income quarterly and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Organization Expenses:    Organization costs of approximately $108,700 are
being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI has a subadvisory agreement with Wellington Management Company, LLP ('Wellington'). The subadvisory agreement provides that Wellington furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises Wellington's performance of such services. PI pays for the services of Wellington, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to a plan of
                                                                          15

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1% of the average daily net assets of Class A shares and 1% of the average daily net assets of both the Class B and C shares for the six months ended September 30, 2002.

      PIMS has advised the Fund that it received approximately $14,200 and $3,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended September 30, 2002. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended September 30, 2002, it received approximately $56,200 and $800 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the six months ended September 30, 2002, the amount of the commitment was $500 million from April 1, 2002 through May 3, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the six months ended September 30, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the six months ended September 30, 2002, the Fund incurred fees of approximately $29,200 for the services of PMFS. As of September 30, 2002, approximately
    16

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

$5,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

      The Fund pays networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount of PSI networking fees incurred by the Fund during the six months ended September 30, 2002 was approximately $5,200 and is included in transfer agent's fees and expenses in the Statement of Operations. As of September 30, 2002 approximately $900 of such fees were due to PSI.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 2002 aggregated $26,281,947 and $26,427,513, respectively.

Note 5. Distributions and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date.

      For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2002, of approximately $28,268,000 of which $4,967,000 expires in 2007, $21,157,000 expires in 2008 and $2,144,000 expires in 2009.
Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of September 30, 2002 were as follows:

                                                          Net Unrealized
   Tax Basis         Appreciation       Depreciation       Appreciation
----------------   ----------------   ----------------   ----------------
  $44,975,677         $2,230,087         $2,000,746          $229,341

      The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a
                                                                          17

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who are qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                         Shares         Amount
------------------------------------------------------------  -----------    -----------
Six months ended September 30, 2002:
Shares sold                                                       320,080    $ 3,228,500
Shares issued in reinvestment of dividends                         17,428        175,420
Shares reacquired                                                (334,346)    (3,287,449)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                        3,162        116,471
Shares issued upon conversion from Class B                         16,177        165,595
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                      19,339    $   282,066
                                                              -----------    -----------
                                                              -----------    -----------
Year ended March 31, 2002:
Shares sold                                                       148,815    $ 1,391,039
Shares issued in reinvestment of dividends                         41,283        368,547
Shares reacquired                                                (817,929)    (7,475,297)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                     (627,831)    (5,715,711)
Shares issued upon conversion from Class B                         19,523        180,357
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                    (608,308)   $(5,535,354)
                                                              -----------    -----------
                                                              -----------    -----------
Class B
------------------------------------------------------------
Six months ended September 30, 2002:
Shares sold                                                       517,736    $ 5,206,265
Shares issued in reinvestment of dividends                         31,007        312,216
Shares reacquired                                                (622,517)    (6,207,546)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                      (73,774)      (689,065)
Shares reacquired upon conversion into Class A                    (16,209)      (165,595)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                     (89,983)   $  (854,660)
                                                              -----------    -----------
                                                              -----------    -----------

    18

       Prudential Real Estate Securities Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                         Shares         Amount
------------------------------------------------------------  -----------    -----------
Year ended March 31, 2002:
Shares sold                                                       296,967    $ 2,728,285
Shares issued in reinvestment of dividends                         78,610        701,977
Shares reacquired                                                (741,346)    (6,761,916)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding before
  conversion                                                     (365,769)    (3,331,654)
Shares reacquired upon conversion into Class A                    (19,560)      (180,357)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                    (385,329)   $(3,512,011)
                                                              -----------    -----------
                                                              -----------    -----------
Class C
------------------------------------------------------------
Six months ended September 30, 2002:
Shares sold                                                        75,902    $   760,967
Shares issued in reinvestment of dividends                          4,831         48,647
Shares reacquired                                                 (88,592)      (878,920)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                      (7,859)   $   (69,306)
                                                              -----------    -----------
                                                              -----------    -----------
Year ended March 31, 2002:
Shares sold                                                       118,140    $ 1,068,075
Shares issued in reinvestment of dividends                         13,533        120,788
Shares reacquired                                                (264,436)    (2,408,571)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                    (132,763)   $(1,219,708)
                                                              -----------    -----------
                                                              -----------    -----------
Class Z
------------------------------------------------------------
Six months ended September 30, 2002:
Shares sold                                                       175,172    $ 1,742,786
Shares issued in reinvestment of dividends                          2,198         22,134
Shares reacquired                                                (107,481)    (1,060,853)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                      69,889    $   704,067
                                                              -----------    -----------
                                                              -----------    -----------
Year ended March 31, 2002:
Shares sold                                                        73,831    $   687,880
Shares issued in reinvestment of dividends                          4,070         36,316
Shares reacquired                                                 (79,643)      (720,048)
                                                              -----------    -----------
Net increase (decrease) in shares outstanding                      (1,742)   $     4,148
                                                              -----------    -----------
                                                              -----------    -----------

Note 7. Dividends
On October 8, 2002 the Board of Trustees of the Fund declared the following dividends per share, payable on October 12, 2002 to shareholders of record on October 10, 2002.
                                               Class B
                              Class A           and C           Class Z
                              -------       -------------       -------
         Ordinary Income      $0.086           $ 0.067          $ 0.092

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                ------------------
                                                                    Six Months
                                                                      Ended
                                                                September 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   9.97
                                                                     --------
Income from investment operations
Net investment income                                                     .17(e)
Net realized and unrealized gain (loss) on investment
   transactions                                                          (.20)
                                                                     --------
      Total from investment operations                                   (.03)
                                                                     --------
Less distributions:
Dividends from net investment income                                     (.17)
Distributions in excess of net investment income                           --
Tax return of capital distributions                                        --
                                                                     --------
      Total distributions                                                (.17)
                                                                     --------
Net asset value, end of period                                       $   9.77
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                        (0.33)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 11,188
Average net assets (000)                                             $ 11,621
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees(g)                                                            1.87%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.62%(c)
   Net investment income                                                 3.44%(c)
For Class A, B, C and Z shares:
Portfolio turnover(f)                                                      58%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the period.
(f) Portfolio turnover for periods of less than one full year is not annualized.
(g) The Distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
    20                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                      Class A
-----------------------------------------------------------------------------------
                                                               May 5, 1998(a)
                   Year Ended March 31,                           Through
----------------------------------------------------------       March 31,
      2002                 2001                 2000                1999
-----------------------------------------------------------------------------------
    $   8.71             $   7.79             $   7.46            $  10.00
    --------             --------             --------         --------------
         .31(e)               .28(e)               .15(e)              .27
        1.30                  .82                  .42               (2.60)
    --------             --------             --------         --------------
        1.61                 1.10                  .57               (2.33)
    --------             --------             --------         --------------
        (.35)                (.18)                (.21)               (.21)
          --                   --                   --(d)               --
          --                   --                 (.03)                 --
    --------             --------             --------         --------------
        (.35)                (.18)                (.24)               (.21)
    --------             --------             --------         --------------
    $   9.97             $   8.71             $   7.79            $   7.46
    --------             --------             --------         --------------
    --------             --------             --------         --------------
       19.00%               14.28%                7.74%             (23.29)%
    $ 11,225             $ 15,103             $ 16,545            $ 22,465
    $ 12,433             $ 16,271             $ 19,631            $ 31,941
        1.93%                1.87%                1.70%               1.56%(c)
        1.68%                1.62%                1.45%               1.31%(c)
        3.43%                3.27%                1.93%               3.47%(c)
         110%                  62%                  54%                122%

    See Notes to Financial Statements                                     21

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                ------------------
                                                                    Six Months
                                                                      Ended
                                                                September 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $   9.95
                                                                     --------
Income from investment operations
Net investment income                                                     .13(e)
Net realized and unrealized gain (loss) on investment
   transactions                                                          (.20)
                                                                     --------
      Total from investment operations                                   (.07)
                                                                     --------
Less distributions
Dividends from net investment income                                     (.13)
Distributions in excess of net investment income                           --
Tax return of capital distributions                                        --
                                                                     --------
      Total distributions                                                (.13)
                                                                     --------
Net asset value, end of period                                       $   9.75
                                                                     --------
                                                                     --------
TOTAL RETURN(b):                                                         (.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 26,908
Average net assets (000)                                             $ 28,447
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               2.62%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               1.62%(c)
   Net investment income                                                 2.65%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the period.
    22                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                      Class B
-----------------------------------------------------------------------------------
                                                               May 5, 1998(a)
                   Year Ended March 31,                           Through
----------------------------------------------------------       March 31,
      2002                 2001                 2000                1999
-----------------------------------------------------------------------------------
    $   8.69             $   7.78             $   7.45            $  10.00
    --------             --------             --------         --------------
         .24(e)               .21(e)               .09(e)              .20
        1.30                  .82                  .42               (2.58)
    --------             --------             --------         --------------
        1.54                 1.03                  .51               (2.38)
    --------             --------             --------         --------------
        (.28)                (.12)                (.15)               (.17)
          --                   --                   --(d)               --
          --                   --                 (.03)                 --
    --------             --------             --------         --------------
        (.28)                (.12)                (.18)               (.17)
    --------             --------             --------         --------------
    $   9.95             $   8.69             $   7.78            $   7.45
    --------             --------             --------         --------------
    --------             --------             --------         --------------
       18.14%               13.35%                6.96%             (23.78)%
    $ 28,357             $ 28,118             $ 33,616            $ 54,845
    $ 27,939             $ 30,747             $ 47,271            $ 72,034
        2.68%                2.62%                2.45%               2.31%(c)
        1.68%                1.62%                1.45%               1.31%(c)
        2.67%                2.49%                1.16%               2.70%(c)

    See Notes to Financial Statements                                     23

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                ------------------
                                                                    Six Months
                                                                      Ended
                                                                September 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 9.95
                                                                     -------
Income from investment operations
Net investment income                                                    .13(e)
Net realized and unrealized gain (loss) on investment
   transactions                                                         (.20)
                                                                     -------
      Total from investment operations                                  (.07)
                                                                     -------
Less distributions
Dividends from net investment income                                    (.13)
Distributions in excess of net investment income                          --
Tax return of capital distributions                                       --
                                                                     -------
      Total distributions                                               (.13)
                                                                     -------
Net asset value, end of period                                        $ 9.75
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        (.70)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $3,958
Average net assets (000)                                              $4,096
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              2.62%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.62%(c)
   Net investment income                                                2.67%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the period.
    24                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                      Class C
-----------------------------------------------------------------------------------
                                                               May 5, 1998(a)
                   Year Ended March 31,                           Through
----------------------------------------------------------       March 31,
      2002                 2001                 2000                1999
-----------------------------------------------------------------------------------
     $ 8.69               $ 7.78               $ 7.45             $  10.00
    -------              -------              -------          --------------
        .25(e)               .21(e)               .09(e)               .20
       1.29                  .82                  .42                (2.58)
    -------              -------              -------          --------------
       1.54                 1.03                  .51                (2.38)
    -------              -------              -------          --------------
       (.28)                (.12)                (.15)                (.17)
         --                   --                   --(d)                --
         --                   --                 (.03)                  --
    -------              -------              -------          --------------
       (.28)                (.12)                (.18)                (.17)
    -------              -------              -------          --------------
     $ 9.95               $ 8.69               $ 7.78             $   7.45
    -------              -------              -------          --------------
    -------              -------              -------          --------------
      18.14%               13.35%                6.96%              (23.78)%
     $4,117               $4,750               $5,162             $  9,883
     $4,390               $5,096               $8,215             $ 13,672
       2.68%                2.62%                2.45%                2.31%(c)
       1.68%                1.62%                1.45%                1.31%(c)
       2.72%                2.52%                1.12%                2.71%(c)

    See Notes to Financial Statements                                     25

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                    Six Months
                                                                      Ended
                                                                September 30, 2002
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $ 9.98
                                                                     -------
Income from investment operations
Net investment income                                                    .19(e)
Net realized and unrealized gain (loss) on investment
   transactions                                                         (.21)
                                                                     -------
      Total from investment operations                                  (.02)
                                                                     -------
Less distributions
Dividends from net investment income                                    (.18)
Distributions in excess of net investment income                          --
Tax return of capital distributions                                       --
                                                                     -------
      Total distributions                                               (.18)
                                                                     -------
Net asset value, end of period                                        $ 9.78
                                                                     -------
                                                                     -------
TOTAL RETURN(b):                                                        (.21)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $1,839
Average net assets (000)                                              $1,519
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.62%(c)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.62%(c)
   Net investment income                                                3.76%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the period.
    26                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights (Unaudited) Cont'd.

                                      Class Z
-----------------------------------------------------------------------------------
                                                               May 5, 1998(a)
                   Year Ended March 31,                           Through
----------------------------------------------------------       March 31,
      2002                 2001                 2000                1999
-----------------------------------------------------------------------------------
     $ 8.72               $ 7.80               $ 7.47              $10.00
    -------              -------              -------             -------
        .33(e)               .29(e)               .18(e)              .29
       1.30                  .83                  .41               (2.59)
    -------              -------              -------             -------
       1.63                 1.12                  .59               (2.30)
    -------              -------              -------             -------
       (.37)                (.20)                (.23)               (.23)
         --                   --                   --(d)               --
         --                   --                 (.03)                 --
    -------              -------              -------             -------
       (.37)                (.20)                (.26)               (.23)
    -------              -------              -------             -------
     $ 9.98               $ 8.72               $ 7.80              $ 7.47
    -------              -------              -------             -------
    -------              -------              -------             -------
      19.29%               14.54%                8.02%             (23.05)%
     $1,179               $1,045               $1,746              $1,530
     $  988               $1,376               $1,482              $2,894
       1.68%                1.62%                1.45%               1.31%(c)
       1.68%                1.62%                1.45%               1.31%(c)
       3.70%                3.43%                2.32%               3.76%(c)

    See Notes to Financial Statements                                     27

Prudential Real Estate Securities Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction.
There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you.
This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month.
Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

            www.prudential.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Robert E. La Blanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
Marguerite E.H. Morrison, Assistant Secretary
Maryanne Ryan, Anti-Money Laundering
   Compliance Officer

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
PO Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Fund Symbols    Nasdaq      CUSIP
  Class A       PURAX     74436U102
  Class B       PURBX     74436U201
  Class C        --       74436U300
  Class Z        --       74436U409

The views expressed in this report and
information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2002, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)


Fund Symbols  Nasdaq  CUSIP
  Class A  PURAX  74436U102
  Class B  PURBX  74436U201
  Class C  --  74436U300
  Class Z  --  74436U409

MF182E2  IFS-A075698

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.